TAXATION (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Taxable loss	$ 203,509	$ 0
Impairment expenses	0	4,186
Deferred tax assets, gross	203,509	4,186
Less: Valuation allowance	(203,509)	(4,186)
Deferred tax assets, net	$ 0	$ 0